Separate information on the main office, parent entity and joint action agreements (Tables)	12 Months Ended
Dec. 31, 2022
Separate information on the main office, parent entity and joint action agreements
Schedule of Parent's stand-alone assets and liabilities
5.1	Parent’s stand-alone assets and liabilities

	As of	As of
	December 31,	December 31,
Parent’s stand-alone assets and liabilities	2022	2021
	ThUS$	ThUS$
Assets	8,430,376	5,988,757
Liabilities	(3,533,744)	(2,807,237)
Equity	4,896,632	3,181,520